NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED NOVEMBER 30, 1997

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          The year 1997 turned out to be much stronger than expected by most investors. After a very strong performance in 1995 and 1996, the market was expected to move sideways with little upward momentum. According to Morgan Stanley's Byron Wein, history suggested that the chance of a third year of 20% stock market gains was slight. "In seven of the eight instances in the 20th century, when the United States market appreciated more than 20% two years in a row, it declined in the third year." The chances of a fourth year of oversized gains are even smaller.

          As we close 1997, we feel that the two driving forces of our bull market, globalization of business and the revolution in information technology, are still intact and robust. With the proper resolution of difficulties in Southeast Asia and expansion of telecommunication services to the home, both trends should produce continuing economic expansion. With interest rates already very low, it's hard to imagine interest rates dropping further and expanding price to earnings ratios, so earnings growth will be the prime mover of our market in 1998. We expect earnings of companies that comprise the S&P 500 Index to increase 8-10% with an equal increase in the Index itself. This is more like a normal year than the proceeding three years.

          During 1997 we have been overweighting the technology, capital goods, drug and health care, oil, and financial services sectors. Looking towards 1998, we have reduced our weighting in capital goods to a market weighting and expect to reduce oil back to a market weighting. During 1998 our weighted sectors should be technology, drug and health care, and financial services.

          Our stock selection process in 1998 will continue to be influenced by the following themes: demographic trends are negative in the U.S., Japan, and Germany while most of the developing world has positive demographic trends; technology is replacing physical assets with information: agriculture is becoming a growth industry; and restructuring companies offer good values. Demographics will continue to drive sales for consumer goods companies like Procter & Gamble and Gillette. Cisco, Sun Microsystems, Compaq, Computer Associates all benefit from our technology theme. Deere and Monsanto are benefiting from a worldwide expansion in middle-class consumers and their desire for better food. Several examples of restructuring companies that offer good value are: Safeway, Stanley Works, Raytheon, Rockwell, Limited, Unocal and Wells Fargo.

          We feel the fund's present structure of focusing on the above noted themes should provide the best chances of capital appreciation in what should be a challenging year for stocks.

     * This index is unmanaged.

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

               GROWTH OF $10,000 INVESTED IN NEWPOINT EQUITY FUND

     The graph below illustrates the hypothetical investment of $10,000* in Newpoint Equity Fund (the "Fund") from September 13, 1994 (start of performance) to November 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500")+ and the Lipper Growth & Income Fund Average ("LGA").++

GRAPHIC - See Appendix

      AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1997

        1 Year.......................................................................  16.86%
        Start of Performance (September 13, 1994)....................................  20.56%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 31, 1998, AND, TOGETHER WITH FINANCIAL STATEMENTS CONTAINED THEREIN, CONSTITUTES THE FUND'S ANNUAL REPORT.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++ The Lipper Growth & Income Fund Average represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LOGO
       CUSIP 651722209
       G00940-01 (1/98)





NEWPOINT EQUITY FUND
(A PORTFOLIO OF NEWPOINT FUNDS)
PROSPECTUS

Newpoint Equity Fund (the "Fund") is a diversified portfolio in Newpoint Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to achieve growth of capital and income. The Fund pursues this investment objective by investing primarily in equity securities of U.S. companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRSTMERIT CORP., FIRSTMERIT BANK, N.A., ANY OF THEIR RESPECTIVE AFFILIATES OR SUBSIDIARIES, OR ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY FIRSTMERIT CORP., FIRSTMERIT BANK, N.A., ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER FEDERAL GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, by calling 1-800-627-1289. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                              1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                    2
------------------------------------------------------

GENERAL INFORMATION                                         3
------------------------------------------------------

INVESTMENT INFORMATION                                      3
------------------------------------------------------
   Investment Objective                                     3
   Investment Policies                                      3
   Investment Limitations                                   7

NEWPOINT FUNDS INFORMATION                                  8
------------------------------------------------------
   Management of Newpoint Funds                             8
   Distribution of Fund Shares                              9
   Administration of the Fund                               10
   Brokerage Transactions                                   10

NET ASSET VALUE                                                         11
------------------------------------------------------

INVESTING IN THE FUND                                             11
------------------------------------------------------
   Share Purchases                                          11
   Minimum Investment Required                                          11
   What Shares Cost                                                     12
   Eliminating or Reducing the Sales Charge                             13
   Systematic Investment Program                                              14
   Subaccounting Services                                               14
   Confirmations and Account Statements                           14
   Dividends and Capital Gains                                          14

EXCHANGE PRIVILEGE                                                14
------------------------------------------------------
   Exchange-By-Telephone                                                      15

REDEEMING SHARES                                                        15
------------------------------------------------------
   Through FirstMerit Bank or
   FirstMerit Securities, Inc.                                                16
   Systematic Withdrawal Program                                        17
   Accounts with Low Balances                                                 17

SHAREHOLDER INFORMATION                                     17
------------------------------------------------------
   Voting Rights                                                        17

EFFECT OF BANKING LAWS                                            17
------------------------------------------------------

TAX INFORMATION                                                               18
------------------------------------------------------
   Federal Income Tax                                      18
   State and Local Taxes                                   18

PERFORMANCE INFORMATION                                     19
------------------------------------------------------

FINANCIAL STATEMENTS                                              20
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS  30
------------------------------------------------------

ADDRESSES                                             31
------------------------------------------------------

SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................                4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................                None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................          None
Redemption Fee (as a percentage of amount redeemed, if applicable)........... None
Exchange Fee..........................................................................                None

                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)...................................................       0.60%
12b-1 Fee(2)....................................................................................      0.00%
Total Other Expenses......................................................................      0.51%
     Shareholder Services Fees(2)............................................    0.00%
          Total Fund Operating Expenses(3)......................................... 1.11%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 30, 1998. If the Fund were paying or accruing the 12b-1 fee or shareholder services fees, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fees and up to 0.25% of its average daily net assets for the shareholder services fees. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc. See "Newpoint Funds Information."



(3) The Total Fund Operating Expenses would have been 1.26% absent the voluntary waiver of a portion of the management fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Newpoint Funds Information," and "Investing in the Fund." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return; (2)
  redemption at the end of each time period; and (3)
  payment of the maximum sales load. The Fund charges no
  redemption fees.......................................    $ 56       $79       $ 103       $174



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEWPOINT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 30.



                                                                     YEAR ENDED NOVEMBER 30,
                                                           --------------------------------------------
                                                            1997        1996        1995       1994(a)
                                                           ------      ------      ------      --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.14      $12.69      $ 9.78       $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                                     0.04        0.07        0.10         0.05
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     3.19        2.61        2.91        (0.23)
--------------------------------------------------------   ------      ------      ------      -------
  Total from investment operations                           3.23        2.68        3.01        (0.18)
--------------------------------------------------------   ------      ------      ------      -------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                  (0.04)      (0.07)      (0.10)       (0.04)
--------------------------------------------------------
  Distributions from net realized gain on investments       (0.64)      (0.16)         --           --
--------------------------------------------------------   ------      ------      ------      -------
  Total distributions                                       (0.68)      (0.23)      (0.10)       (0.04)
--------------------------------------------------------   ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                             $17.69      $15.14      $12.69       $ 9.78
--------------------------------------------------------   ------      ------      ------      -------
TOTAL RETURN (b)                                            22.34%      21.38%      30.97%       (1.76%)
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                   1.11%       1.13%       1.48%        1.00%*
--------------------------------------------------------
  Net investment income                                      0.24%       0.51%       0.88%        2.36%*
--------------------------------------------------------
  Expense waiver/reimbursement (c)                           0.15%       0.37%       0.52%        1.72%*
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                  $48,889     $42,858     $25,803     $11,614
--------------------------------------------------------
  Average commission rate paid (d)                         $0.0572     $0.0625         --          --
--------------------------------------------------------
  Portfolio turnover                                           44%         49%         35%          0%
--------------------------------------------------------



* Computed on an annualized basis.

 (a)Reflects operations for the period from September 13, 1994 (date of initial public investment) to November 30, 1994. For the period from August 30, 1994 (start of business) to September 12, 1994, the Fund had no investment activity.

 (b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d)Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

Newpoint Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to that portfolio of the Trust known as the Newpoint Equity Fund. The Trust, as of the date of this prospectus, offers shares in one other portfolio, the Newpoint Government Money Market Fund.


The Fund is designed for customers of FirstMerit Bank and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of equity securities of U.S. companies. A minimum initial investment of $1,000 is required. Except as otherwise noted in this prospectus, shares of the Fund are sold at net asset value plus an applicable sales charge and redeemed at net asset value.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to achieve growth of capital and income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES


Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market securities. The Fund's investment adviser, FirstMerit Bank, N.A. (the "Adviser"), attempts to maintain an acceptable level of risk through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios and price/book ratios) when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuers' historical performances; examination of issuers' dividend growth records; and consideration of market trends.


Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include the following:


     DOMESTIC EQUITY SECURITIES. The domestic equity securities of the Fund will usually consist of common and preferred stocks of medium to large capitalization companies which are listed on the New York or American Stock Exchanges, or other domestic exchange, or traded in the over-the-counter market. The companies will be selected by the Adviser based on traditional research techniques and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser.

     DOMESTIC DEBT SECURITIES. The Fund may also invest in debt securities, including bonds, notes, warrants, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities. It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased by the Fund is downgraded below Baa or BBB, the Adviser will promptly reassess whether the continued holding of the security is consistent with the Fund's objective. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

OTHER ACCEPTABLE INVESTMENTS. The Fund may invest in equity securities of non-U.S. companies and corporate and government debt securities denominated in currencies other than U.S. dollars. In addition, the Fund may invest in zero coupon bonds and zero coupon convertible securities.

MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments, including:

     - commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2;

     - instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

     - obligations of the U.S. government or its agencies or instrumentalities;

     - repurchase agreements;

     - securities of other investment companies; and

     - other short-term instruments which are not rated but are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

U.S. GOVERNMENT SECURITIES. The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are backed by:

     - the full faith and credit of the U.S. Treasury;

     - the issuer's right to borrow from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     - the credit of the agency or instrumentality issuing the obligations.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and/or illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Illiquid securities are any securities the Fund owns which it may not be able to sell quickly (within seven days) at a fair price. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.


PUT AND CALL OPTIONS. The Fund may purchase both put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds or will be purchasing against decreases or increases in value. The Fund may purchase call and put options for the purpose of offsetting previously written call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.


The Fund may also write covered call and put options on all or any portion of its portfolio to generate income for the Fund. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.


The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings; or


     - with respect to 75% of its total assets, purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.


The above investment limitation cannot be changed without shareholder approval. See "Investment Objective and Policies" in the Statement of Additional Information.

NEWPOINT FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF NEWPOINT FUNDS

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by FirstMerit Bank, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


The Fund, its distributor, and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.


     ADVISER'S BACKGROUND. FirstMerit Bank, a national banking association formed in 1947 (formerly known as "First National Bank of Ohio"), is a wholly-owned subsidiary of FirstMerit Corp.

     (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.


     As of December 31, 1997, the Trust Division of FirstMerit Bank had approximately $2.9 billion in assets under administration, of which it had investment discretion over $1.4 billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.



     As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.



     The portfolio manager of the Fund is Wesley C. Meinerding, a Vice President and Trust Officer with FirstMerit Bank. Mr. Meinerding manages corporate and personal trust portfolios at FirstMerit Bank. Prior to joining the Adviser in December 1982, Mr. Meinerding managed trust and bank assets at First National Bank in Massillon, corporate and personal trusts at Harter Bank and Trust, and pension assets at Firestone Tire and Rubber Company. Mr. Meinerding has managed the Fund since the Fund's inception.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of up to 0.25% of the Fund's average daily net asset value, to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:


       MAXIMUM                AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE FEE           ASSETS OF THE NEWPOINT FUNDS
---------------------     ------------------------------------
       0.150%                  on the first $250 million
       0.125%                   on the next $250 million
       0.100%                   on the next $250 million
       0.075%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $100,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to shares of the Fund. Under the Services Plan, financial institutions will enter into shareholder service agreements to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of shares of the Fund. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of shares of the Fund beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Distribution and Shareholder Services Plans, certain financial institutions may be compensated by the Adviser for the continuing investment of their customers' assets in the Fund. These payments will be made directly by the Adviser from its assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on Fund shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES


Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with qualified account relationships in the Trust Department of FirstMerit Bank, Fund shares may be purchased by telephone through procedures established with FirstMerit Bank and its affiliates. Individual investors may place orders to purchase shares either by telephone or by mail. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.



THROUGH FIRSTMERIT BANK OR FIRSTMERIT SECURITIES, INC. Trust customers placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone.



Individual investors placing an order to purchase shares of the Fund may telephone FirstMerit Securities, Inc. at 330-384-7230. An account may be opened by completing a new account application form available from FirstMerit Securities, Inc., III Cascade Plaza, Akron, Ohio 44308.



Payment may be made by check, transfer from an Automated Clearing House ("ACH") member institution, federal funds or by debiting a customer's account at FirstMerit Bank. Purchase orders must be received by 3:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. Purchases by check are considered received after payment by check is converted into federal funds and is received by the Fund. When payment is made with federal funds, the order is considered received when federal funds are received by the Fund. Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments may be in amounts of $100 or more. The Fund may waive the initial minimum investment from time to time.

WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:



                                                            SALES CHARGE AS               SALES CHARGE AS
                                                            A PERCENTAGE OF               A PERCENTAGE OF
   AMOUNT OF TRANSACTION               PUBLIC OFFERING PRICE     NEW AMOUNT INVESTED
---------------------------------------------         ----------------------              --------------------
Less than $100,000                                              4.50%                           4.71%
$100,000 but less than $250,000                          3.75%                            3.90%
$250,000 but less than $500,000                          2.50%                            2.56%
$500,000 but less than $750,000                          2.00%                            2.04%
$750,000 but less than $1 million                        1.00%                            1.01%
$1 million or more                                               0.00%                                0.00%



The net asset value is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



PURCHASES AT NET ASSET VALUE. Shareholders who are trust customers of FirstMerit Bank and its subsidiaries are exempt from the sales charge. The following persons may also purchase shares of the Fund at net asset value, without a sales charge: private banking clients of FirstMerit Bank and affiliates of FirstMerit Corp., employees and retired employees of FirstMerit Bank, FirstMerit Corp., Federated Securities Corp., or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. Additionally, no sales charge is imposed for shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.


SALES CHARGE REALLOWANCE. For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Fund. Such payments will be predicated upon the amount of shares of the Fund that are sold by the dealer.

The sales charge for shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the banks' customers in connection with the initiation of customer accounts and purchases of Fund shares.

ELIMINATING OR REDUCING THE SALES CHARGE

The sales charge can be eliminated or reduced on the purchase of shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table under "What Shares Cost," larger purchases eliminate or reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the applicable sales charge. In addition, the sales charge, if applicable, can be eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge elimination or reduction, FirstMerit Securities, Inc. or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Fund shares over the next 13 months, the sales charge may be eliminated or reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. FirstMerit Securities, Inc. or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

SYSTEMATIC INVESTMENT PROGRAM


Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account or by transfer from an ACH member institution and invested in Fund shares. A shareholder may apply for participation in this program through FirstMerit Securities, Inc.


SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding shares of the Fund in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.


DIVIDENDS AND CAPITAL GAINS


Dividends are declared and paid monthly. Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge, unless cash payments are requested by writing to the Fund or FirstMerit Bank or FirstMerit Securities, Inc., as appropriate.


EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


A shareholder may exchange shares of the Fund for shares of Newpoint Government Money Market Fund by calling or sending a written request to FirstMerit Securities, Inc. In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call FirstMerit Securities, Inc. Exchanges are subject to the minimum initial investment requirements of the fund into which the exchange is being made. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Fund's sales charge (if any) already paid and any sales charge of the fund into which Fund shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the Fund in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.


Upon receipt of proper instructions and all necessary supporting documents, Fund shares submitted for exchange will be redeemed at the next-determined net asset value.


Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling FirstMerit Securities, Inc. at 330-384-7230.

EXCHANGE-BY-TELEPHONE

Instructions for exchanges between portfolios which are part of the Trust may be given by telephone to FirstMerit Securities, Inc. at 330-384-7230. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Orders for exchanges received prior to 3:30 p.m. (Eastern time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 3:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination.

Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------


The Fund redeems shares at their net asset value next determined after FirstMerit Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made in person or by telephone for trust customers. Individual investors can make requests for redemption in person, by telephone or by mail through FirstMerit Securities, Inc.

THROUGH FIRSTMERIT BANK OR FIRSTMERIT SECURITIES, INC.

BY TELEPHONE. A shareholder who is a trust customer of FirstMerit Bank may redeem shares of the Fund by telephoning FirstMerit Bank at 330-384-7300. A shareholder who is an individual investor/ customer of FirstMerit Securities, Inc. may redeem shares by telephoning 330-384-7230. For calls received before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at FirstMerit Bank, transferred through ACH to a member institution, or a check will be sent to the address of record. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from FirstMerit Securities, Inc. Telephone redemption instructions may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or FirstMerit Securities, Inc.

If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY MAIL. Shares may also be redeemed by sending a written request to FirstMerit Securities, Inc. Call FirstMerit Securities, Inc. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a Systematic Withdrawal Program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. A shareholder may apply for participation in this program through FirstMerit Securities, Inc. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of the Fund while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Fund for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or Fund's operation and for the election of Trustees under certain circumstances. As of January 5, 1998, SEI Trust Company, Oaks, PA, as record holder of various underlying accounts, owned approximately 2,881,491 shares (97.15%) of the Newpoint Equity Fund and approximately 57,889,719 shares (47.72%) of the Newpoint Government Money Market Fund, and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser FirstMerit Bank is subject to such banking laws and regulations.



FirstMerit Bank believes, based on the advice of its counsel, that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Fund without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent FirstMerit Bank from continuing to perform all or a part of the above services. If this happens, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEWPOINT EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

SHARES                                                                                   VALUE
-------        --------------------------------------------------------------------   -----------
COMMON STOCKS--98.0%
-----------------------------------------------------------------------------------
               BASIC INDUSTRY--3.3%
               --------------------------------------------------------------------
  3,333        Meritor Automotive, Inc.                                               $    74,583
               --------------------------------------------------------------------
 35,000        Monsanto Co.                                                             1,529,063
               --------------------------------------------------------------------   -----------
               Total                                                                    1,603,646
               --------------------------------------------------------------------   -----------
               BUILDING CYCLICAL--0.9%
               --------------------------------------------------------------------
 10,000        Stanley Works                                                              440,625
               --------------------------------------------------------------------   -----------
               CAPITAL GOODS--5.5%
               --------------------------------------------------------------------
 14,000        Deere & Co.                                                                767,375
               --------------------------------------------------------------------
 26,200        General Electric Co.                                                     1,932,250
               --------------------------------------------------------------------   -----------
               Total                                                                    2,699,625
               --------------------------------------------------------------------   -----------
               CAPITAL GOODS TECHNOLOGY--22.6%
               --------------------------------------------------------------------
 12,000        Applied Materials, Inc.                                                    396,000
               --------------------------------------------------------------------
 13,504        Boeing Co.                                                                 717,400
               --------------------------------------------------------------------
 13,000    (a) Cisco Systems, Inc.                                                      1,121,250
               --------------------------------------------------------------------
 10,000    (a) Compaq Computer Corp.                                                      624,375
               --------------------------------------------------------------------
 22,500        Computer Associates International, Inc.                                  1,171,406
               --------------------------------------------------------------------
 15,000        Diebold, Inc.                                                              692,812
               --------------------------------------------------------------------
  5,000        Hewlett-Packard Co.                                                        305,312
               --------------------------------------------------------------------
 22,000        Intel Corp.                                                              1,707,750
               --------------------------------------------------------------------
  7,000    (a) Microsoft Corp.                                                            990,500
               --------------------------------------------------------------------
  5,000        Motorola, Inc.                                                             314,375
               --------------------------------------------------------------------
 18,400        Raytheon Co.                                                             1,029,250
               --------------------------------------------------------------------
 10,000        Rockwell International Corp.                                               487,500
               --------------------------------------------------------------------
 30,000    (a) Sun Microsystems, Inc.                                                   1,080,000
               --------------------------------------------------------------------
 25,000    (a) Westell Technologies, Inc., Class A                                        415,625
               --------------------------------------------------------------------   -----------
               Total                                                                   11,053,555
               --------------------------------------------------------------------   -----------

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

SHARES                                                                                   VALUE
-------        --------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
               CONSUMER CYCLICAL--6.1%
               --------------------------------------------------------------------
 40,000    (a) CompUSA, Inc.                                                          $ 1,462,500
               --------------------------------------------------------------------
 10,000        Limited, Inc.                                                              240,625
               --------------------------------------------------------------------
 15,000        Nike, Inc., Class B                                                        730,313
               --------------------------------------------------------------------
 14,000        Wal-Mart Stores, Inc.                                                      559,125
               --------------------------------------------------------------------   -----------
               Total                                                                    2,992,563
               --------------------------------------------------------------------   -----------
               CONSUMER SERVICES--2.0%
               --------------------------------------------------------------------
 16,000    (a) Boston Chicken, Inc.                                                       128,500
               --------------------------------------------------------------------
  3,000        Disney (Walt) Co.                                                          284,812
               --------------------------------------------------------------------
 10,000        McDonald's Corp.                                                           485,000
               --------------------------------------------------------------------
  2,000        Tricon Global Restaurants, Inc.                                             67,625
               --------------------------------------------------------------------   -----------
               Total                                                                      965,937
               --------------------------------------------------------------------   -----------
               CONSUMER STAPLES--7.4%
               --------------------------------------------------------------------
  8,000        Gillette Co.                                                               738,500
               --------------------------------------------------------------------
 20,000        PepsiCo, Inc.                                                              737,500
               --------------------------------------------------------------------
 20,000        Procter & Gamble Co.                                                     1,526,250
               --------------------------------------------------------------------
 10,000    (a) Safeway, Inc.                                                              607,500
               --------------------------------------------------------------------   -----------
               Total                                                                    3,609,750
               --------------------------------------------------------------------   -----------
               DRUGS & HEALTHCARE--19.8%
               --------------------------------------------------------------------
 21,000        Boston Scientific Corp.                                                    948,937
               --------------------------------------------------------------------
  8,000        Johnson & Johnson                                                          503,500
               --------------------------------------------------------------------
 22,000        Lilly (Eli) & Co.                                                        1,387,375
               --------------------------------------------------------------------
 25,410        MedPartners, Inc.                                                          628,898
               --------------------------------------------------------------------
 22,000        Medtronic, Inc.                                                          1,050,500
               --------------------------------------------------------------------
 20,000        Pfizer, Inc.                                                             1,455,000
               --------------------------------------------------------------------
 31,500        Thermo Cardiosystems, Inc.                                                 610,313
               --------------------------------------------------------------------
 22,000        Warner-Lambert Co.                                                       3,077,249
               --------------------------------------------------------------------   -----------
               Total                                                                    9,661,772
               --------------------------------------------------------------------   -----------

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

SHARES                                                                                   VALUE
-------        --------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
               ENERGY--12.7%
               --------------------------------------------------------------------
 16,800        Exxon Corp.                                                            $ 1,024,800
               --------------------------------------------------------------------
 20,000        Halliburton Co.                                                          1,078,750
               --------------------------------------------------------------------
 32,000        Royal Dutch Petroleum Co., ADR                                           1,686,000
               --------------------------------------------------------------------
 20,000        Schlumberger Ltd.                                                        1,646,250
               --------------------------------------------------------------------
 10,000        Unocal Corp.                                                               398,125
               --------------------------------------------------------------------
  7,500        Williams Cos., Inc. (The)                                                  400,781
               --------------------------------------------------------------------   -----------
               Total                                                                    6,234,706
               --------------------------------------------------------------------   -----------
               FINANCE--INSURANCE, BANKING & OTHER--14.7%
               --------------------------------------------------------------------
 10,000        Allstate Corp.                                                             858,750
               --------------------------------------------------------------------
 10,000        American Express Co.                                                       788,750
               --------------------------------------------------------------------
 11,250        American International Group, Inc.                                       1,134,141
               --------------------------------------------------------------------
 30,000        Capstone Capital Trust, Inc.                                               708,750
               --------------------------------------------------------------------
  5,000        Chase Manhattan Corp.                                                      543,125
               --------------------------------------------------------------------
 20,000        National Golf Properties, Inc.                                             635,000
               --------------------------------------------------------------------
 15,000        Progressive Corp. Ohio                                                   1,530,000
               --------------------------------------------------------------------
  3,200        Wells Fargo & Co.                                                          983,200
               --------------------------------------------------------------------   -----------
               Total                                                                    7,181,716
               --------------------------------------------------------------------   -----------
               TRANSPORTATION--0.9%
               --------------------------------------------------------------------
  8,000        CSX Corp.                                                                  418,500
               --------------------------------------------------------------------   -----------
               UTILITIES--2.1%
               --------------------------------------------------------------------
 24,000        Cincinnati Bell, Inc.                                                      708,000
               --------------------------------------------------------------------
 10,000        WorldCom, Inc.                                                             320,000
               --------------------------------------------------------------------   -----------
               Total                                                                    1,028,000
               --------------------------------------------------------------------   -----------
               TOTAL COMMON STOCKS (IDENTIFIED COST $32,143,603)                       47,890,395
               --------------------------------------------------------------------   -----------

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

SHARES                                                                                   VALUE
-------        --------------------------------------------------------------------   -----------
MUTUAL FUND SHARES--2.0%
-----------------------------------------------------------------------------------
998,316        Seven Seas Money Market Fund (AT AMORTIZED COST)                       $   998,316
               --------------------------------------------------------------------   -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $33,141,919)(B)                     $48,888,711
               --------------------------------------------------------------------   -----------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $33,141,919. The net unrealized appreciation of investments on a federal tax basis amounts to $15,746,792 which is comprised of $17,207,604 appreciation and $1,460,812 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($48,889,371) at November 30, 1997.

The following acronym is used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $33,141,919)     $48,888,711
-------------------------------------------------------------------------------
Cash                                                                                      2,956
-------------------------------------------------------------------------------
Income receivable                                                                        47,199
-------------------------------------------------------------------------------
Receivable for shares sold                                                                  142
-------------------------------------------------------------------------------
Deferred organizational costs                                                             7,612
-------------------------------------------------------------------------------     -----------
     Total assets                                                                    48,946,620
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                             $ 6,300
---------------------------------------------------------------------
Income distribution payable                                               5,089
---------------------------------------------------------------------
Accrued expenses                                                         45,860
---------------------------------------------------------------------   -------
     Total liabilities                                                                   57,249
-------------------------------------------------------------------------------     -----------
Net Assets for 2,763,265 shares outstanding                                         $48,889,371
-------------------------------------------------------------------------------     -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                     $30,510,081
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           15,746,792
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          2,622,808
-------------------------------------------------------------------------------
Undistributed net investment income                                                       9,690
-------------------------------------------------------------------------------     -----------
     Total Net Assets                                                               $48,889,371
-------------------------------------------------------------------------------     -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
Net Asset Value Per Share ($48,889,371 / 2,763,265 shares outstanding)                   $17.69
-------------------------------------------------------------------------------     -----------
Offering Price Per Share (100/95.50 of $17.69)*                                          $18.52
-------------------------------------------------------------------------------     -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Dividends                                                                              $  554,710
-----------------------------------------------------------------------------------
Interest                                                                                   65,409
-----------------------------------------------------------------------------------    ----------
     Total income                                                                         620,119
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                    $345,408
-----------------------------------------------------------------------
Administrative personnel and services fee                                   100,000
-----------------------------------------------------------------------
Custodian fees                                                                5,113
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     33,780
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                     6,091
-----------------------------------------------------------------------
Auditing fees                                                                13,207
-----------------------------------------------------------------------
Legal fees                                                                    2,578
-----------------------------------------------------------------------
Portfolio accounting fees                                                    46,593
-----------------------------------------------------------------------
Share registration costs                                                     14,306
-----------------------------------------------------------------------
Printing and postage                                                          9,737
-----------------------------------------------------------------------
Insurance premiums                                                            2,800
-----------------------------------------------------------------------
Miscellaneous                                                                   884
-----------------------------------------------------------------------    --------
     Total expenses                                                         580,497
-----------------------------------------------------------------------
Waiver--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $ (69,082)
-----------------------------------------------------------   ---------
     Net expenses                                                                         511,415
-----------------------------------------------------------------------------------    ----------
          Net investment income                                                           108,704
-----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
Net realized gain on investments                                                        2,622,915
-----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    6,465,113
-----------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    9,088,028
-----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                               $9,196,732
-----------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED NOVEMBER 30,
                                                                  -----------------------------
                                                                     1997              1996
                                                                  -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------
Net investment income                                             $   108,704       $   162,389
----------------------------------------------------------------
Net realized gain (loss) on investments ($2,622,915 net gain and $1,800,706, net gain, respectively, as computed for federal tax
purposes)                                                           2,622,915         1,810,858
----------------------------------------------------------------
Net change in unrealized appreciation                               6,465,113         4,521,064
----------------------------------------------------------------  -----------       -----------
     Change in net assets resulting from operations                 9,196,732         6,494,311
----------------------------------------------------------------  -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------
Distributions from net investment income                             (104,440)         (162,364)
----------------------------------------------------------------
Distributions from net realized gains                              (1,800,823)         (315,173)
----------------------------------------------------------------  -----------       -----------
     Change in net assets resulting from distributions to
     shareholders                                                  (1,905,263)         (477,537)
----------------------------------------------------------------  -----------       -----------
SHARE TRANSACTIONS--
----------------------------------------------------------------
Proceeds from sale of shares                                        4,917,490        13,364,107
----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                              1,806,165             3,433
----------------------------------------------------------------
Cost of shares redeemed                                            (7,983,572)       (2,329,055)
----------------------------------------------------------------  -----------       -----------
     Change in net assets resulting from share transactions        (1,259,917)       11,038,485
----------------------------------------------------------------  -----------       -----------
          Change in net assets                                      6,031,552        17,055,259
----------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------
Beginning of period                                                42,857,819        25,802,560
----------------------------------------------------------------  -----------       -----------
End of period (including undistributed net investment income of
$9,690 and $5,426, respectively)                                  $48,889,371       $42,857,819
----------------------------------------------------------------  -----------       -----------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve growth of capital and income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                           YEAR ENDED NOVEMBER
                                                                                   30,
                                                                           --------------------
                                                                             1997        1996
                                                                           --------    --------
------------------------------------------------------------------------
Shares sold                                                                 315,103     965,226
------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared          125,636         246
------------------------------------------------------------------------
Shares redeemed                                                            (509,143)   (167,671)
------------------------------------------------------------------------   --------    --------
  Net change resulting from share transactions                              (68,404)    797,801
------------------------------------------------------------------------   --------    --------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended November 30, 1997, the Fund paid $2,114 pursuant to this agreement.

NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1997, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $19,873,478
-------------------------------------------------------------------------------   -----------
SALES                                                                             $19,702,390
-------------------------------------------------------------------------------   -----------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of


NEWPOINT FUNDS
(Newpoint Government Money Market Fund and Newpoint Equity Fund):



We have audited the accompanying statements of assets and liabilities of Newpoint Government Money Market Fund and Newpoint Equity Fund, (investment portfolios of Newpoint Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1997, the related statements of operations for the year then ended and changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newpoint Government Money Market Fund and Newpoint Equity Fund, investment portfolios of Newpoint Funds, as of November 30, 1997, and the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

January 7, 1998

ADDRESSES
--------------------------------------------------------------------------------


Newpoint Equity Fund
                                                             Newpoint Funds
                                                             5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.     Federated Investors Tower
                                                             1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                FirstMerit Bank, N.A.           121 South Main Street
                                                             Akron, Ohio 44308-1440
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and            P.O. Box 8600
                Trust Company                     Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
and Portfolio Accounting Services
                Federated Shareholder Services Company       P.O. Box 8600
                        Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP           2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEWPOINT EQUITY FUND
                                      (A PORTFOLIO OF NEWPOINT FUNDS)
                                      PROSPECTUS

                                      A Open-end, Diversified
                                      Management Investment Company

                                      January 31, 1998

                                     LOGO

LOGO


       Cusip 651722209
       G00580-01 (1/98)









                              NEWPOINT EQUITY FUND

                          A PORTFOLIO OF NEWPOINT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION











    This Statement of Additional Information should be read with the prospectus of the Newpoint Equity Fund (the "Fund" ) dated January 31, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to FirstMerit Bank, N.A., 121 South Main Street, Akron, Ohio 44308-1440 or call, toll free 1-800-627-1289.

    NEWPOINT FUNDS
    5800 CORPORATE DRIVE
    PITTSBURGH, PENNSYLVANIA 15237-7010

                        Statement dated January 31, 1998

                             FirstMerit Bank, N.A.,
                               Investment Adviser

[GRAPHIC OMITTED]

     Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

     Cusip 651722209

     G00580-02 (1/98)

TABLE OF CONTENTS
---------------------------------------------------------------


                                        I



GENERAL INFORMATION ABOUT THE FUND     1

INVESTMENT OBJECTIVE AND POLICIES      1
  Convertible Securities               1
  Zero Coupon Securities               1
  Warrants                             2
  International Securities             2
  When-Issued and Delayed Delivery Transactions                   2
  Repurchase Agreements                3
  Restricted and Illiquid Securities   3
  Futures and Options Transactions     3
  Futures Contracts                    3
  "Margin" in Futures Transactions     4
  Put Options on Financial Futures Contracts                      4
  Stock Index Options                  4
  Call Options on Financial Futures Contracts                     5
  Purchasing Put and Call Options on Portfolio Securities         5
  Writing Covered Put and Call Options on Portfolio Securities    5
  Reverse Repurchase Agreements        6
  Investing in Securites of Other Investment Companies            6
  Portfolio Turnover                   6

INVESTMENT LIMITATIONS                 6

NEWPOINT FUNDS MANAGEMENT              9
  Fund Ownership                      12
  Trustees Compensation               13
  Trustee Liability                   14

INVESTMENT ADVISORY SERVICES          14
  Adviser to the Fund                 14
  Advisory Fees                       14



OTHER SERVICES                        14
  Fund Administration                 14
  Custodian and Portfolio Recordkeeper14
  Transfer Agent                      14
  Independent Public Accountants      14

BROKERAGE TRANSACTIONS                15

PURCHASING SHARES                     15
  Distribution and Shareholder Services Plans        15
  Conversion to Federal Funds         15

DETERMINING NET ASSET VALUE           16
  Determining Market Value of Securities16
  Trading in Foreign Securities       16

REDEEMING SHARES                      16
  Redemption in Kind                  16
  Massachusetts Partnership Law       17

TAX STATUS                            17
  The Fund's Tax Status               17
  Foreign Taxes                       17
  Shareholders' Tax Status            17

TOTAL RETURN                          18

YIELD                                 18

PERFORMANCE COMPARISONS               18

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Newpoint Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. Effective January 31, 1995, the Trust changed its name from "Portage Funds" to "Newpoint Funds." The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve growth of capital and income. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

CONVERTIBLE SECURITIES

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances where, in the opinion of FirstMerit Bank, the Fund's investment adviser (the "Adviser"), the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

ZERO COUPON SECURITIES

The Fund may invest in zero coupon bonds and zero coupon convertible securities, whose prices are more sensitive to fluctuations in interest rates than are conventional bonds and convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

WARRANTS

The Fund may invest in warrants. Warrants provide an option to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock.

INTERNATIONAL SECURITIES

The international equity securities in which the Fund may invest include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts ("ADRs"), and International Depositary Receipts ("IDRs"). The international fixed income securities will include ADRs, IDRs, and government securities of other nations, and will be rated investment grade (i.e., Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard and Poor's Rating Group) or deemed by the Adviser to be of an equivalent quality. In the event that an international debt security which had an eligible rating when purchased is downgraded below the ratings of Baa or BBB, the Adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international securities described above.

Investing in foreign securities carries substantial risks in addition to those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Other differences between investing in foreign and U.S. companies include:

      o  less publicly available information about foreign companies;

      o the lack of uniform financial accounting standards applicable to foreign companies;

      o  less readily available market quotations on foreign companies;

      o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

      o  generally lower foreign stock market volume;

      o the likelihood that foreign securities may be less liquid or more volatile;

      o  generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o  unreliable mail service between countries; and

      o political or financial changes which adversely affect investments in some countries.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:

      o  the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o  dealer undertakings to make a market in the security; and

      o  the nature of the security and the nature of the marketplace trades.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and treats such commercial paper as liquid. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

FUTURES AND OPTIONS TRANSACTIONS

As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put and call options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on its portfolio securities and covered put options to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

"MARGIN" IN FUTURES TRANSACTIONS

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

STOCK INDEX OPTIONS

The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES

The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.

WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES

The Fund may also write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended November 30, 1997 and 1996, the Fund's portfolio turnover rates were 44% and 49%, respectively.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

      The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

UNDERWRITING

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN REAL ESTATE

      The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

CONCENTRATION OF INVESTMENTS

      The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

      The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

      The Fund will not purchase put or call options on securities or futures contracts if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

WRITING COVERED CALL OPTIONS

      The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

NEWPOINT FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Newpoint Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As referred to in the list of Officers and Trustees, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of January 5, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Newpoint Equity Fund: SEI Trust Company, Oaks, PA, as record holder of various underlying accounts, owned approximately 2,881,491 shares (97.15%).

As of January 5, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Newpoint Government Money Market Fund: SEI Trust Company, Oaks, PA, owned approximately 57,889,719 shares (47.72%); and First National Bank Ohio, Akron, OH, owned approximately 29,114,238 shares (24.00%).

TRUSTEES COMPENSATION


NAME , AND                 AGGREGATE
POSITION WITH THE          COMPENSATION FROM
TRUST                     THE TRUST+
John F. Donahue,
Chairman and Trustee       $0

Thomas G. Bigley,
Trustee                    $534

John T. Conroy, Jr.,
Trustee                    $587

William J. Copeland,
Trustee                    $587

J. Christopher Donahue
Executive Vice President and
Trustee                    $0

James E. Dowd,
Trustee                    $587

Lawrence D. Ellis, M.D.,
Trustee                    $534

Edward L. Flaherty, Jr.,
Trustee                    $587

Edward C. Gonzales,
President, Treasurer and Trustee                $0

Peter E. Madden,
Trustee                    $534

John E. Murray, Jr.
Trustee                    $534

Wesley W. Posvar,
Trustee                    $534

Marjorie P. Smuts,
Trustee                    $534


 +The aggregate compensation is paid by the Trust, which is comprised of two portfolios. Information provided is for the fiscal year ended November 30, 1997.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrongdoing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is FirstMerit Bank, N.A. It is a wholly-owned subsidiary of FirstMerit Corp. Because of the internal controls maintained by FirstMerit Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of FirstMerit Bank's or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1997, 1996, and 1995, the Adviser earned $345,408, $237,755, and $152,062, respectively, of which $69,082, $117,537, and $123,730, respectively, were voluntarily waived.

OTHER SERVICES

FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended November 30, 1997, 1996, and 1995, the Administrator earned $100,000, $100,045, and $99,999, respectively, none of which was waived.

CUSTODIAN AND PORTFOLIO RECORDKEEPER

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT

Federated Services Company, Boston, MA, through its subsidiary Federated Shareholder Services Company, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1997, 1996, and 1995, the Fund paid total brokerage commissions of $44,778, $58,348, and $20,651, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares of the Fund are sold at their net asset value plus a sales charge, if any, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

These arrangements permit the payment of fees to financial institutions and the distributor to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the distribution plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. FirstMerit Bank and Federated Shareholder Services Company act as the shareholder's agents in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the Fund's portfolio securities are determined as follows:

      o for equity securities, according to the last sale price on a national securities exchange, if applicable;

      o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

      o  for unlisted equity securities, latest bid prices;

      o for bonds and other fixed income securities, as determined by an independent pricing service;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

      o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary.

Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing its net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

REDEEMING SHARES

Shares are redeemed at the next computed net asset value after FirstMerit Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

FOREIGN TAXES

Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.

    CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one year period ended November 30, 1997 and for the period from September 13, 1994 (date of initial public investment) to November 30, 1997, were 16.86% and 20.56%, respectively.

YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

The Fund's yield for the thirty-day period ended November 30, 1997, was 0%.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates and market value of portfolio securities;

      o  changes in the Fund's expenses; and

      o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth and income" category in advertising and sales literature.

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEWPOINT GOVERNMENT MONEY MARKET FUND
(A PORTFOLIO OF NEWPOINT FUNDS)
PROSPECTUS

Newpoint Government Money Market Fund (the "Fund") is a portfolio of Newpoint Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund is a money market fund which invests in short-term U.S. government securities to achieve stability of principal and current income consistent with stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRSTMERIT CORP., FIRSTMERIT BANK, N.A., OR ANY OF THEIR RESPECTIVE SUBSIDIARIES OR AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY FIRSTMERIT CORP.,
FIRSTMERIT BANK, N.A., OR ANY OF THEIR RESPECTIVE SUBSIDIARIES OR AFFILIATES, AND ARE NOT INSURED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER FEDERAL GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated January 31, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, by calling 1-800-627-1289. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                    1
------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                                   2
------------------------------------------------------
 GENERAL INFORMATION                                                    3
------------------------------------------------------
 INVESTMENT INFORMATION                               3
------------------------------------------------------
   Investment Objective                                3
   Investment Policies                                 3
   Investment Limitations                              5

NEWPOINT FUNDS INFORMATION                            6
------------------------------------------------------
   Management of Newpoint Funds                                         6
   Distribution of Fund Shares                         7
   Administration of the Fund                          7

NET ASSET VALUE                                                               7
------------------------------------------------------
 INVESTING IN THE FUND                                                  7
------------------------------------------------------
   Share Purchases                                     7
   Minimum Investment Required                         8
   What Shares Cost                                    8
   Systematic Investment Program                       8
   Confirmations and Account Statements                8
   Dividends                                                       8
Capital Gains                                                                 9

EXCHANGE PRIVILEGE                                                      9
------------------------------------------------------
Exchange-By-Telephone                                                         9

REDEEMING SHARES                                                        10
------------------------------------------------------
   Through FirstMerit Bank or
     FirstMerit Securities, Inc.                                            10
   Systematic Withdrawal Program                                            11
   Accounts with Low Balances                                               11

SHAREHOLDER INFORMATION                                     12
------------------------------------------------------
   Voting Rights                                                           12

EFFECT OF BANKING LAWS                                            12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
   Federal Income Tax                                                  13
------------------------------------------------------
   State and Local Taxes                                               13

PERFORMANCE INFORMATION                                     13
------------------------------------------------------
 FINANCIAL STATEMENTS                                             14
------------------------------------------------------
 REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                    20
------------------------------------------------------
 ADDRESSES                                                               21
------------------------------------------------------

SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)..............................................................   None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..............................................................   None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable)........................................................      None
Redemption Fee (as a percentage of amount redeemed, if applicable)............      None
Exchange Fee........................................................................            None
                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................            0.30%
12b-1 Fee..........................................................................................         None
Other Expenses.................................................................................             0.39%
     Total Fund Operating Expenses(2)...............................................      0.69%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

 (2) The total fund operating expenses would have been 0.89% absent the voluntary waiver of a portion of the management fee. The total fund operating expenses were 0.60% for the fiscal year ended November 30, 1997. The total fund operating expenses in the table are based on estimated expenses expected during the fiscal year ending November 30, 1998.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE
VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "NEWPOINT FUNDS INFORMATION," AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.



EXAMPLE                                                           1 year    3 years    5 years    10 years
                                                                        ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
  ment assuming (1) 5% annual return and (2) redemption
  at the end of each time period. The Fund charges no
  redemption fees.......................................                $7        $22        $38        $86



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEWPOINT GOVERNMENT MONEY MARKET FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 20.



                                                                     YEAR ENDED NOVEMBER 30,
                                           ----------------------------------------------------------------------------
                                             1997        1996       1995      1994(B)      1993       1992      1991(A)
                                           --------     ------     ------     -------     ------     ------     -------
NET ASSET VALUE, BEGINNING
OF PERIOD               $   1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                        0.05       0.05       0.05       0.03        0.02       0.03       0.04
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                      (0.05)     (0.05)     (0.05)     (0.03)      (0.02)     (0.03)     (0.04)
----------------------------------------      -----      -----      -----     ------       -----      -----     ------
NET ASSET VALUE, END OF PERIOD             $   1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00
----------------------------------------      -----      -----      -----     ------       -----      -----     ------
TOTAL RETURN (C)                               4.93%      4.83%      5.24%      3.25%       2.47%      3.23%      3.87%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                     0.60%      0.63%      0.74%      0.77%       0.74%      0.73%      0.57% *
----------------------------------------
  Net investment income                 4.84%      4.73%      5.12%      3.24%       2.44%      3.21%      5.26%*
----------------------------------------
  Expense waiver/reimbursement (d)   0.20%      0.20%      0.20%      0.20%      0.20%     0.20%    0.26%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                 $123,165     $85,230    $99,674    $63,868     $48,897    $54,111    $64,140
----------------------------------------



* Computed on an annualized basis.



(a) Reflects operations for the period from March 11, 1991 (date of initial public investment) to November 30, 1991. For the period from the start of business, December 20, 1990, to March 10, 1991, net investment income aggregating $0.0136 per share ($1,346) was distributed to Federated Administrative Services.

 (b)As of February 4, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares. The table above presents Trust Share information for the periods prior to November 30, 1994. For the years ended November 30, 1993, 1992, and for the period ended November 30, 1991, Investment Share net assets (000 omitted) were $10,315, $14,114, and $7,933, respectively.

 (c)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


 (See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


Newpoint Funds were established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to that portfolio of the Trust known as the Newpoint Government Money Market Fund. The Trust, as of the date of this prospectus, offers shares in one other portfolio, the Newpoint Equity Fund.



The Fund is designed for customers of FirstMerit Bank and its affiliates as a convenient means of participating in a professionally-managed portfolio limited to short-term U.S. government securities. A minimum initial investment of $1,000 is required. The Fund attempts to stabilize the value of a share at $1.00. Fund shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less, and the Fund will invest only in securities with remaining maturities of 13 months or less at the time of purchase by the Fund.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



     - notes, bonds, and discount notes issued to or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;


     - notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.


REPURCHASE AGREEMENTS. The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are found by the Fund's investment adviser, FirstMerit Bank, N.A. (the "Adviser"), to be creditworthy.


REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

The above limitation cannot be changed without shareholder approval. See "Investment Objective and Policies" in the Statement of Additional Information.

The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

     - invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

NEWPOINT FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF NEWPOINT FUNDS

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by FirstMerit Bank, N.A. subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

The Fund, its distributor, and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.


     ADVISER'S BACKGROUND. FirstMerit Bank (formerly known as "First National Bank of Ohio"), a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.



     As of December 31, 1997, the Trust Division of FirstMerit Bank had approximately $2.9 billion in assets under administration, of which it had investment discretion over $1.4 billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.



     As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp., Pittsburgh, Pennsylvania, is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:


      MAXIMUM               AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE FEE         ASSETS OF THE NEWPOINT FUNDS
--------------------     ----------------------------------
       0.150%                on the first $250 million
       0.125%                 on the next $250 million
       0.100%                 on the next $250 million
                            on assets in excess of $750
       0.075%                         million


The administrative fee received during any fiscal year shall be at least $50,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from assets and dividing the remainder by the number of shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES


Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with qualified account relationships in the Trust Department of FirstMerit Bank, Fund shares may be purchased by telephone through procedures established with FirstMerit Bank and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund. Individual investors may place orders to purchase shares either by telephone or by mail. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. The Fund reserves the right to reject any purchase request.

THROUGH FIRSTMERIT BANK AND FIRSTMERIT SECURITIES, INC. Trust customers placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone.



Individual investors placing an order to purchase shares of the Fund may telephone FirstMerit Securities, Inc. at 330-384-7230. An account may be opened by completing a new account application form available from FirstMerit Securities, Inc., III Cascade Plaza, Akron, Ohio 44308.



Payment may be made by either check, transfer from an Automated Clearing House ("ACH") member institution, federal funds or by debiting a customer's account at FirstMerit Bank. Purchase orders must be received by 9:30 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments may be in amounts of $100 or more. The Fund may waive the initial minimum investment from time to time.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.


The net asset value is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SYSTEMATIC INVESTMENT PROGRAM


Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account or by transfer from an ACH member institution and invested in Fund shares. A shareholder may apply for participation in this program through FirstMerit Securities, Inc.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.


DIVIDENDS


Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional shares unless cash payments are requested by writing to the Fund or FirstMerit Bank, N.A. or FirstMerit Securities, Inc., as appropriate. Share purchase settlements received by the transfer agent's bank before 3:00 p.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses, if any, could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term or short-term capital gains, it will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


A shareholder may exchange shares of the Fund for shares of Newpoint Equity Fund by calling or sending a written request to FirstMerit Securities, Inc. In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call FirstMerit Securities, Inc. Exchanges are subject to the minimum initial investment requirements of the fund into which the exchange is being made. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.


Shares may be exchanged at net asset value, plus the difference between the Fund's sales charge (if any) already paid and any sales charge of the fund into which Fund shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the Fund in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.


Upon receipt of proper instructions and all necessary supporting documents, Fund shares submitted for exchange will be redeemed at the next-determined net asset value.


Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling FirstMerit Securities, Inc. at 330-384-7230.

EXCHANGE-BY-TELEPHONE

Instructions for exchanges between portfolios which are part of the Trust may be given by telephone to FirstMerit Securities, Inc. at 330-384-7230. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Orders for exchanges received prior to 3:30 p.m. (Eastern time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after

3:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination.

Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------


The Fund redeems shares at their net asset value next determined after FirstMerit Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made in person or by telephone for trust customers. Individual investors can make requests for redemption in person, by telephone or by mail through FirstMerit Securities, Inc.



THROUGH FIRSTMERIT BANK OR FIRSTMERIT SECURITIES, INC.



BY TELEPHONE. A shareholder who is a trust customer of FirstMerit Bank may redeem shares of the Fund by telephoning FirstMerit Bank at 330-384-7300. A shareholder who is an individual investor/ customer of FirstMerit Securities, Inc. may redeem shares by telephoning 330-384-7230. For calls received by FirstMerit Securities, Inc. before 9:30 a.m. (Eastern time), proceeds will either be wired the same day to the shareholder's account at FirstMerit Bank, transferred through ACH to a member institution, or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from FirstMerit Securities, Inc. Telephone redemption instructions may be recorded.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or FirstMerit Securities, Inc.

If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shares may also be redeemed by sending a written request to FirstMerit Securities, Inc. Call FirstMerit Securities, Inc. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

BY WRITING A CHECK. At the shareholder's request, Federated Shareholder Services Company will establish a checking account for redeeming shares. For further information, contact FirstMerit Securities, Inc.

With a Fund checking account, shares may be redeemed simply by writing a check for $50 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to Federated Shareholder Services Company or State Street Bank and Trust Company to redeem shares. Canceled checks are sent to the shareholder each month upon request.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a Systematic Withdrawal Program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. A shareholder may apply for participation in this program through FirstMerit Securities, Inc.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Fund for vote. All shares in the Trust have equal voting rights, except that in matters affecting a particular Fund only shares of that Fund are entitled to vote.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or Fund's operation and for the election of Trustees under certain circumstances. As of January 5, 1998, SEI Trust Company, Oaks, PA, as record holder of various underlying accounts owned approximately 57,889,719 shares (47.72%) of the Newpoint Government Money Market Fund and approximately 2,881,491 shares (97.15%) of the Newpoint Equity Fund, and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser FirstMerit Bank is subject to such banking laws and regulations.



FirstMerit Bank believes, based on the advice of its counsel, that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Fund without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent FirstMerit Bank from continuing to perform all or a part of the above services. If this happens, changes in the operation of the Trust/Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes.


STATE AND LOCAL TAXES


Shareholders are urged to consult their own tax advisers regarding the status of their account under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEWPOINT GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--116.2%
-----------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK DISCOUNT NOTES--12.1%
                   ----------------------------------------------------------------
$15,000,000    (a) 5.60%, 1/23/1998                                                   $ 14,884,188
                   ----------------------------------------------------------------   ------------
                   FEDERAL FARM CREDIT BANK--36.5%
                   ----------------------------------------------------------------
 45,000,000        5.55%-5.65%, 2/2/1998-3/2/1998                                       45,000,000
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN BANK DISCOUNT NOTES--59.5%
                   ----------------------------------------------------------------
 73,323,000    (a) 5.41%-5.68%, 12/1/1997-12/23/1997                                    73,306,469
                   ----------------------------------------------------------------   ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.1%
                   ----------------------------------------------------------------
 10,000,000        5.71%, 3/18/1998                                                     10,001,875
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. GOVERNMENT AGENCIES                                      143,192,532
                   ----------------------------------------------------------------   ------------
U.S. TREASURY--4.1%
-----------------------------------------------------------------------------------
  5,000,000        United States Treasury Notes, 6.25%, 6/30/1998                        5,017,529
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                           $148,210,061
                   ----------------------------------------------------------------   ------------

(a) Discount rate at time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($123,165,299) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $148,210,061
--------------------------------------------------------------------------------
Cash                                                                                      27,603
--------------------------------------------------------------------------------
Income receivable                                                                        333,455
--------------------------------------------------------------------------------
Prepaid expenses                                                                           1,620
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    148,572,739
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                    $25,000,000
------------------------------------------------------------------
Payable for shares redeemed                                              172,234
------------------------------------------------------------------
Income distribution payable                                              235,206
------------------------------------------------------------------   -----------
     Total liabilities                                                                25,407,440
--------------------------------------------------------------------------------    ------------
Net Assets for 123,165,299 shares outstanding                                       $123,165,299
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($123,165,299 / 123,165,299 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $5,387,836
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 495,323
---------------------------------------------------------------------
Administrative personnel and services fee                                 148,597
---------------------------------------------------------------------
Custodian fees                                                              3,841
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   52,779
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   7,054
---------------------------------------------------------------------
Auditing fees                                                              12,696
---------------------------------------------------------------------
Legal fees                                                                  1,706
---------------------------------------------------------------------
Portfolio accounting fees                                                  38,772
---------------------------------------------------------------------
Share registration costs                                                   15,552
---------------------------------------------------------------------
Printing and postage                                                        8,219
---------------------------------------------------------------------
Insurance premiums                                                          2,383
---------------------------------------------------------------------
Miscellaneous                                                               2,202
---------------------------------------------------------------------   ---------
     Total expenses                                                       789,124
---------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (198,130)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       590,994
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $4,796,842
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                             YEAR ENDED NOVEMBER 30,
                                                              -------------------------------
                                                                  1997              1996
                                                              -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                         $  4,796,842      $  4,117,984
-----------------------------------------------------------   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income                        (4,796,842)       (4,117,984)
-----------------------------------------------------------   ------------      ------------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of shares                                   300,466,050       195,120,125
-----------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                        2,098,311         1,098,483
-----------------------------------------------------------
Cost of shares redeemed                                       (264,629,137)     (210,662,239)
-----------------------------------------------------------   ------------      ------------
     Change in net assets resulting from share transactions     37,935,224       (14,443,631)
-----------------------------------------------------------   ------------      ------------
          Change in net assets                                  37,935,224       (14,443,631)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                             85,230,075        99,673,706
-----------------------------------------------------------   ------------      ------------
End of period                                                 $123,165,299      $ 85,230,075
-----------------------------------------------------------   ------------      ------------


(See Notes which are an integral part of the Financial Statements)

NEWPOINT GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS --The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES --It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER --Investment transactions are accounted for on the trade date.

NEWPOINT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1997, capital paid-in aggregated $123,165,299.


Transactions in shares were as follows:

                                                                      YEAR ENDED NOVEMBER 30,
                                                                    ----------------------------
                                                                        1997            1996
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          300,466,050     195,120,125
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                               2,098,311       1,098,483
-----------------------------------------------------------------
Shares redeemed                                                     (264,629,137)   (210,662,239)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from share transactions                        37,935,224     (14,443,631)
-----------------------------------------------------------------   ------------    ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


     INVESTMENT ADVISORY FEE --FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.


     The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE --Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES --Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES --FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL --Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of

NEWPOINT FUNDS

 (Newpoint Government Money Market Fund and Newpoint Equity Fund):

We have audited the accompanying statements of assets and liabilities of Newpoint Government Money Market Fund and Newpoint Equity Fund, (investment portfolios of Newpoint Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1997, the related statements of operations for the year then ended and changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newpoint Government Money Market Fund and Newpoint Equity Fund, investment portfolios of Newpoint Funds, as of November 30, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 7, 1998

ADDRESSES
--------------------------------------------------------------------------------


Newpoint Government Money Market Fund
                                                             Newpoint Funds
                                                             5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
------------------------------------------------------------------------------------------------

Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------

Investment Adviser
                FirstMerit Bank, N.A.                        121 South Main Street
                                                             Akron, Ohio 44308-1440
------------------------------------------------------------------------------------------------

Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent and
Portfolio Accounting Services
                Federated Shareholder Services Company       P.O. Box 8600
                        Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------

Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEWPOINT GOVERNMENT
                                      MONEY MARKET FUND
                                      (A PORTFOLIO OF NEWPOINT FUNDS)
                                      PROSPECTUS

                  An Open-end, Diversified
                  Management Investment Company

                  January 31, 1998


                                     LOGO

LOGO

       Cusip 735686107

       0121703A (1/98)









                      NEWPOINT GOVERNMENT MONEY MARKET FUND

                          A PORTFOLIO OF NEWPOINT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION










    This Statement of Additional Information should be read with the prospectus of the Newpoint Government Money Market Fund (the "Fund") dated January 31, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, write FirstMerit Bank, N.A., 121 South Main Street, Akron, Ohio 44308-1440 or call, toll free 1-800-627-1289.

    NEWPOINT FUNDS
    5800 CORPORATE DRIVE
    PITTSBURGH, PENNSYLVANIA 15237-7010

                        Statement dated January 31, 1998

                             FirstMerit Bank, N.A.,
                               Investment Adviser
[GRAPHIC OMITTED]

     Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

     Cusip 735686107
     0121703B (1/98)

TABLE OF CONTENTS
-------------------------------------------------------------------------


                                        I

GENERAL INFORMATION ABOUT THE FUND     1

INVESTMENT OBJECTIVE AND POLICIES      1
  Types of Investments                 1
  When-Issued and Delayed Delivery Transactions         1
  Reverse Repurchase Agreements        1
  Lending of Portfolio Securities      1
  Investing in Securities of Other Investment
  Companies                            1

INVESTMENT LIMITATIONS                 2
  Regulatory Compliance                3

NEWPOINT FUNDS MANAGEMENT              4
  Fund Ownership                       7
  Trustees Compensation                8
  Trustee Liability                    9

INVESTMENT ADVISORY SERVICES           9
  Adviser to the Fund                  9
  Advisory Fees                        9

OTHER  SERVICES                        9
  Fund Administration                  9
  Custodian and Portfolio Recordkeeper 9
  Transfer Agent                       9
  Independent Public Accountants       9



BROKERAGE TRANSACTIONS                 9

PURCHASING SHARES                     10
  Conversion to Federal Funds         10

DETERMINING NET ASSET VALUE           10
  Use of the Amortized Cost Method    10

REDEEMING SHARES                      11
  Redemption in Kind                  11
  Massachusetts Partnership Law       11

TAX STATUS                            11
  The Fund's Tax Status               11
  Shareholders' Tax Status            12

YIELD                                 12

EFFECTIVE YIELD                       12

TOTAL RETURN                          12

PERFORMANCE COMPARISONS               13

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Newpoint Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. Effective January 31, 1995, the Trust changed its name from "Portage Funds" to "Newpoint Funds," and the Fund changed its name from "Portage Government Money Market Fund" to "Newpoint Government Money Market Fund." Prior to February 1, 1994, the Fund was offered in both a Trust Shares class and an Investment Shares class. As of February 1, 1994, the Fund no longer offered separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Fund invests only in short-term U.S. government securities.

    VARIABLE RATE U.S. GOVERNMENT SECURITIES

      Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

      Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

      The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees (the "Trustees") that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REVERSE REPURCHASE AGREEMENTS

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in securities of affiliated money market funds as an efficient mans of managing the Fund's uninvested cash.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

RESTRICTED SECURITIES

      The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for certain restricted securities which meet criteria for liquidity as established by the Board of Trustees.

PLEDGING ASSETS

      The Fund will not mortgage, pledge or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

UNDERWRITING

      The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN REAL ESTATE

      The Fund will not buy or sell real estate although it may invest in securities secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

      The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies and limitations or Declaration of Trust.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid.

DEALING IN PUTS AND CALLS

      The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, (the "ICA"). In particular, the Fund will comply with the various requirements of SEC Rule 2a-7 under the ICA which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by the rating agencies, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

NEWPOINT FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Newpoint Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of January 5, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Newpoint Government Money Market Fund: SEI Trust Company, Oaks, PA, owned approximately 57,889,719 shares (47.72%); and First National Bank Ohio, Akron, OH, owned approximately 29,114,238 shares (24.00%).

As of January 5, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Newpoint Equity Fund: SEI Trust Company, Oaks, PA, as records holder of various underlying accounts, owned approximately 2,881,491 shares (97.15%).

TRUSTEES COMPENSATION

NAME , AND                 AGGREGATE
POSITION WITH THE          COMPENSATION FROM
TRUST                      THE TRUST+

John F. Donahue,
Chairman and Trustee       $0

Thomas G. Bigley,
Trustee                    $572

John T. Conroy, Jr.,
Trustee                    $629

William J. Copeland,
Trustee                    $629

J. Christopher Donahue
Executive Vice President and
Trustee                    $0

James E. Dowd,
Trustee                    $629

Lawrence D. Ellis, M.D.,
Trustee                    $572

Edward L. Flaherty, Jr.,
Trustee                    $629

Edward C. Gonzales,
President, Treasurer and Trustee                $0

Peter E. Madden,
Trustee                    $572

John E. Murray, Jr.
Trustee                    $572

Wesley W. Posvar,
Trustee                    $572

Marjorie P. Smuts,
Trustee                    $572

 +The aggregate compensation is paid by the Trust, which is comprised of two portfolios. Information provided is for the fiscal year ended November 30, 1997.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is FirstMerit Bank, N.A. (the "Adviser"). It is a wholly-owned subsidiary of FirstMerit Corp. Because of the internal controls maintained by FirstMerit Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of FirstMerit Bank's or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1997, 1996, and 1995, the Adviser earned $495,323, $435,274 and $343,660, respectively, of which $198,130, $174,100 and $137,464, respectively, were voluntarily waived.

OTHER  SERVICES

FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended November 30, 1997, 1996, and 1995, the Fund incurred costs for administrative services of $148,597, $130,582 and $103,098, respectively.

CUSTODIAN AND PORTFOLIO RECORDKEEPER

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT

Federated Services Company, Boston, MA, through its subsidiary Federated Shareholder Services Company, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. FirstMerit Bank, N.A. and Federated Shareholder Services Company act as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund is described in the prospectus.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions contained in Rule 2a-7 ("the Rule") under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

    MONITORING PROCEDURES

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

    INVESTMENT RESTRICTIONS

      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 13 months can be purchased by the Fund.

      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

REDEEMING SHARES

Shares are redeemed at the next computed net asset value after FirstMerit Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

    CAPITAL GAINS

      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

YIELD

The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by (365/7).

To the extent that financial institutions and brokers/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the performance will be reduced for those shareholders paying those fees.

The yield for the Fund for the seven-day period ended November 30, 1997, was 5.01%.

EFFECTIVE YIELD

The Fund's effective yield is computed by compounding the unannualized base period return by:

      o  adding 1 to the base period return;
      o  raising the sum to the (365/7)th power; and

      o  subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended November 30, 1997, was 5.13%.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year and five-year periods ended November 30, 1997 and for the period from March 11, 1991 (date of initial public investment) to November 30, 1997, were 4.93%, 4.14% and 4.19%, respectively.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates on money market instruments;

      o  changes in Fund expenses; and

      o  the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES, for example, is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.

Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time. The Fund may also advertise its performance compared to federally insured bank products, such as savings accounts and certificates of deposit.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.







                                    APPENDIX


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Newpoint Equity Fund, based on a 4.50% sales load, is represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line and the Lipper Growth and Income Funds Average (the "LGIFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund, the S&P 500, and the LGIFA. The "x" axis reflects computation periods from 9/13/94 to 11/30/9. The "y" axis reflects the cost of the investment in $2,000 increments ranging from $8,000 to $22,000. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 4.50% sales load, as compared to the S&P 500 and the LGIFA. The ending values were $18,246, $21,635, and $18,971, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year period ended 11/30/97 and from the fund's start of performance (9/13/94) to 11/30/97. The total returns were 16.86% and 20.56%, respectively.